Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Current Assets [Abstract]
Advance to suppliers	$ 70,196	$ 46,029
Prepaid expenses	4,578	3,500
Prepaid lease rentals	313	268
Receivable from related party	17,100
Other assets	355	435
Total	$ 92,542	$ 50,232